Nuveen Pennsylvania Quality Municipal Income
Fund
Portfolio of Investments May 31, 2022
(Unaudited)
NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 161.1% (94.8% of Total Investments)
MUNICIPAL BONDS - 153.7%  (94.8% of Total Investments)
Consumer Staples - 0.4% (0.3% of Total Investments)
$ 2,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call AA- $ 2,332,680
Education and Civic Organizations - 14.6% (9.0% of Total Investments)
840 Allegheny County Higher Education Building Authority, Pennsylvania,
College Revenue Refunding Bonds, Robert Morris College, Series
1998A, 6.000%, 5/01/28
No Opt. Call Baa3 917,809
Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University,
Series 2016:
735 3.000%, 10/15/30 10/26 at 100.00 Baa3 679,662
1,000 5.000%, 10/15/38 10/26 at 100.00 Baa3 1,034,000
1,625 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/47
10/27 at 100.00 Baa3 1,667,152
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020:
590 5.000%, 10/01/39 10/29 at 100.00 BB+ 597,180
20 5.000%, 10/01/49 10/29 at 100.00 BB+ 19,822
3,215 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 BBB- 3,381,666
835 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 BBB- 857,128
2,200 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 A- 2,087,580
1,000 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39
11/27 at 100.00 A+ 1,083,710
1,230 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 Baa3 1,259,778
1,020 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 Baa3 1,039,706
4,595 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 BBB+ 4,389,649
2,395 General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP
Financing Program-York College of Pennsylvania, Series 2017 PP4,
3.375%, 11/01/37
10/27 at 100.00 A- 2,318,408
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
590 3.250%, 5/01/36 5/26 at 100.00 BBB 533,873
1,555 3.500%, 5/01/41 5/26 at 100.00 BBB 1,391,088
Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton,
Series 2017:
475 3.375%, 11/01/33 11/27 at 100.00 A- 466,208
2,925 4.000%, 11/01/40 11/27 at 100.00 A- 2,926,228
1,630 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 A1 1,443,724
3,000 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2022A, 4.500%, 6/01/43, (AMT) ,(WI/DD,
Settling 6/09/22)
6/31 at 100.00 N/R 3,063,480
1,465 Pennsylvania Higher Educational Facilites Authority,  Revenue Bonds, Holy
Family University, Series 2013A, 6.500%, 9/01/38
9/23 at 100.00 BBB- 1,515,206

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, Bryn Mawr College, Refunding Series
2014:
$ 2,545 5.000%, 12/01/38 12/24 at 100.00 AA+ $ 2,670,061
2,080 5.000%, 12/01/44 12/24 at 100.00 AA+ 2,168,442
330 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 4.000%, 5/01/32
11/22 at 100.00 BB+ 303,221
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in Philadelphia,
Series 2012:
1,030 4.000%, 11/01/39 11/22 at 100.00 Baa1 1,030,834
4,300 5.000%, 11/01/42 11/22 at 100.00 Baa1 4,328,552
1,310 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/36
11/25 at 100.00 Baa1 1,370,247
1,550 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 A- 1,507,623
8,335 Pennsylvania State University, Revenue Bonds, Series 2022A, 5.000%,
9/01/47
9/32 at 100.00 N/R 9,641,094
400 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+ 403,132
1,255 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 3.625%, 5/01/35
11/27 at 100.00 BB+ 1,057,024
500 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%,
5/01/33
7/22 at 100.00 N/R 486,500
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph?s University
Project, Refunding Series 2020C. Forward Delivery:
1,500 4.000%, 11/01/36 11/29 at 100.00 A- 1,506,030
1,400 4.000%, 11/01/37 11/29 at 100.00 A- 1,404,606
2,420 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A
3/28 at 100.00 BB 2,409,957
2,320 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 A- 2,450,709
5,250 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 BB+ 5,274,465
3,555 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+ 3,266,796
Wilkes-Barre Finance Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2015A:
1,890 5.000%, 11/01/32 11/25 at 100.00 A- 2,004,024
740 5.000%, 11/01/33 11/25 at 100.00 A- 783,867
675 4.000%, 11/01/35 11/25 at 100.00 A- 677,362
76,325 Total Education and Civic Organizations 77,417,603
Health Care - 34.0% (21.0% of Total Investments)
17,340 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A 17,147,526
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh
Medical Center, Series 2019A:
210 4.000%, 7/15/35 7/29 at 100.00 A 214,382
1,000 4.000%, 7/15/37 7/29 at 100.00 A 1,016,220
1,310 4.000%, 7/15/38 7/29 at 100.00 A 1,330,017

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
$ 955 3.750%, 11/01/42 11/27 at 100.00 BB- $ 749,866
4,100 5.000%, 11/01/50, (UB) (4) 11/27 at 100.00 BB- 3,873,516
8,335 5.000%, 11/01/50 11/27 at 100.00 BB- 7,874,575
10,170 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 7,903,615
Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line
Health System, Series 2017A:
3,200 4.000%, 10/01/36 10/27 at 100.00 AA 3,285,696
1,830 4.000%, 10/01/37 10/27 at 100.00 AA 1,876,043
7,395 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 AA 7,414,523
Dauphin County General Authority, Pennsylvania, Health
System Revenue Bonds, Pinnacle Health System Project,
Refunding Series 2016A:
1,375 5.000%, 6/01/34 6/26 at 100.00 A 1,449,140
375 5.000%, 6/01/35 6/26 at 100.00 A 394,215
1,500 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2013A, 5.000%, 7/01/28
7/23 at 100.00 BBB- 1,526,625
2,275 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2016A, 5.000%, 7/01/41
7/26 at 100.00 BBB- 2,313,379
1,225 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 BBB- 1,080,707
5,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A- 5,273,400
4,555 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%,
6/01/41
6/24 at 100.00 AA- 4,726,587
10,320 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%,
4/01/50
4/30 at 100.00 AA- 10,353,024
1,370 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39
6/23 at 100.00 Ba3 1,396,948
1,650 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/46
11/29 at 100.00 N/R 1,785,597
2,200 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46,
(UB) (4)
8/26 at 100.00 AA 2,326,852
3,000 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42, (UB) (4)
8/26 at 100.00 AA 3,186,510
3,450 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%,
7/01/35
7/26 at 100.00 A+ 3,511,928
2,565 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2012B, 4.000%, 7/01/43
7/22 at 100.00 A+ 2,565,256
Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016:
1,265 3.000%, 11/01/36 5/26 at 100.00 A- 1,164,281
2,850 4.000%, 11/01/41, (UB) (4) 5/26 at 100.00 A- 2,862,084
4,955 4.000%, 11/01/46, (UB) (4) 5/26 at 100.00 A- 4,938,946
Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016:
1,020 3.375%, 7/01/32 7/26 at 100.00 A+ 1,031,373
2,650 5.000%, 7/01/41 7/26 at 100.00 A+ 2,775,054
1,855 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A 1,972,792

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
$ 3,410 4.000%, 9/01/44 9/29 at 100.00 A $ 3,425,379
395 4.000%, 9/01/49 9/29 at 100.00 A 391,204
3,820 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/52
5/32 at 100.00 N/R 3,756,473
4,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2013A, 5.000%,
7/01/43
7/23 at 100.00 A 4,062,720
715 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A, 5.000%,
2/15/47
2/32 at 100.00 N/R 796,067
7,125 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50,
(UB) (4)
3/25 at 100.00 A 7,385,704
16,385 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Refunding Series 2016C,
4.000%, 8/15/41, (UB) (4)
8/26 at 100.00 AA 16,554,093
3,100 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2012A, 5.000%,
8/15/42
8/22 at 100.00 AA 3,123,963
13,525 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49,
(UB) (4)
8/29 at 100.00 AA 13,584,645
4,995 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series 2012A, 5.625%, 7/01/42
7/22 at 100.00 BBB- 5,013,032
1,800 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 BBB- 1,942,452
Pocono Mountains Industrial Park Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's Hospital -Monroe
Project, Series 2015A:
3,000 5.000%, 8/15/40 2/25 at 100.00 A- 3,097,650
1,170 4.000%, 8/15/45 2/25 at 100.00 A- 1,136,339
3,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 A+ 3,180,390
Saint Mary Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Trinity Health Credit Group, Refunding
Series 2019PA:
665 5.000%, 12/01/48 12/28 at 100.00 AA- 710,333
2,000 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 Aa3 2,143,920
705 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 Baa1 706,107
181,110 Total Health Care 180,331,148
Housing/Multifamily - 0.7% (0.4% of Total Investments)
160 Chester County Industrial Development Authority, Pennsylvania, Student
Housing Revenue Bonds, University Student Housing, LLC Project at
West Chester University Series 2013A, 5.000%, 8/01/45
8/23 at 100.00 Ba2 160,400
1,650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1 1,715,868
270 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 Baa3 278,013
1,454 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
7/22 at 100.00 Baa3 1,484,767
3,534 Total Housing/Multifamily 3,639,048

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family - 19.3% (11.9% of Total Investments)
$ 3,060 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35, (UB) (4)
10/24 at 100.00 AA+ $ 3,081,573
1,630 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+ 1,624,230
5,195 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40, (UB) (4)
10/25 at 100.00 AA+ 5,152,401
20,445 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41, (UB) (4)
10/25 at 100.00 AA+ 19,065,167
1,780 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.650%, 10/01/32, (UB) (4)
4/26 at 100.00 AA+ 1,783,756
3,895 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32, (UB) (4)
10/26 at 100.00 AA+ 3,919,889
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37, (UB) (4)
10/26 at 100.00 AA+ 5,000,250
1,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 AA+ 869,240
3,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 AA+ 3,558,930
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.550%, 10/01/41
10/29 at 100.00 AA+ 1,686,500
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.550%, 10/01/41, (UB) (4)
10/29 at 100.00 AA+ 8,432,500
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2020-133:
1,000 2.350%, 10/01/40 10/29 at 100.00 AA+ 819,020
1,350 2.500%, 10/01/45 10/29 at 100.00 AA+ 1,061,302
1,565 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 AA+ 1,187,772
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2020-134A:
5,000 1.850%, 4/01/36 10/29 at 100.00 AA+ 4,036,150
3,650 2.050%, 4/01/41 10/29 at 100.00 AA+ 2,816,742
2,505 2.100%, 10/01/43 10/29 at 100.00 AA+ 1,882,958
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-135A:
5,295 2.250%, 10/01/41 10/30 at 100.00 AA+ 4,183,791
6,855 2.375%, 10/01/46 10/30 at 100.00 AA+ 5,193,965
7,705 2.500%, 10/01/50 10/30 at 100.00 AA+ 5,776,285
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-137:
5,240 2.450%, 10/01/41 4/31 at 100.00 N/R 4,283,019
6,545 2.600%, 4/01/46 4/31 at 100.00 N/R 5,205,304
3,335 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138, 3.000%, 4/01/42
10/31 at 100.00 N/R 2,979,122
8,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42 ,(WI/DD, Settling
6/02/22)
4/32 at 100.00 N/R 8,679,690
116,430 Total Housing/Single Family 102,279,556
Industrials - 2.4% (1.5% of Total Investments)
500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 481,735
500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 481,735
6,455 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 6,553,568

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Industrials (continued)
Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Refunding Bonds,  Amtrak
Project, Series 2012A:
$ 2,495 5.000%, 11/01/23, (AMT) 11/22 at 100.00 A1 $ 2,525,888
545 5.000%, 11/01/27, (AMT) 11/22 at 100.00 A1 549,022
2,000 5.000%, 11/01/41, (AMT) 11/22 at 100.00 A1 2,008,320
12,495 Total Industrials 12,600,268
Long-Term Care - 7.2% (4.4% of Total Investments)
Berks County Industrial Development Authority,
Pennsylvania, Healthcare Facilities Revenue Bonds,
Highlands at Wyomissing, Series 2017A:
940 5.000%, 5/15/37 5/27 at 100.00 BBB 970,315
1,160 5.000%, 5/15/47 5/27 at 100.00 BBB 1,182,365
Berks County Industrial Development Authority,
Pennsylvania, Healthcare Facilities Revenue Bonds, The
Highlands at Wyomissing, Series 2018:
1,000 5.000%, 5/15/43 5/25 at 102.00 BBB 1,028,650
400 5.000%, 5/15/48 5/25 at 102.00 BBB 409,492
230 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 N/R 228,661
1,760 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 N/R 1,637,117
Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services
Project, Series 2021A:
3,910 4.000%, 12/01/40 12/28 at 103.00 N/R 3,331,828
2,000 4.000%, 12/01/51 12/28 at 103.00 N/R 1,557,360
3,005 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 N/R 3,038,446
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
1,585 4.000%, 1/01/33 1/25 at 100.00 N/R 1,603,957
2,850 5.000%, 1/01/38 1/25 at 100.00 N/R 2,953,797
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
985 5.000%, 1/01/28 1/26 at 100.00 BBB+ 1,048,277
1,815 5.000%, 1/01/29 1/26 at 100.00 BBB+ 1,921,486
735 5.000%, 1/01/30 1/26 at 100.00 BBB+ 775,579
300 3.250%, 1/01/36 1/26 at 100.00 BBB+ 285,684
1,405 3.250%, 1/01/39 1/26 at 100.00 BBB+ 1,300,707
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
690 4.125%, 1/01/38 1/29 at 100.00 BBB+ 708,595
1,275 5.000%, 1/01/39 1/29 at 100.00 N/R 1,364,059
650 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 A 681,389
Lancaster County Hospital Authority, Pennsylvania,
Health Center Revenue Bonds, Saint Anne's Retirement
Community, Inc., Series 2020:
975 5.000%, 3/01/40 3/27 at 102.00 BB+ 962,500
715 5.000%, 3/01/50 3/27 at 102.00 BB+ 685,950
1,250 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Landis Homes Retirement Community Project, Refunding Series 2015A,
5.000%, 7/01/45
7/25 at 100.00 BBB- 1,258,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Lancaster Industrial Development Authority, Pennsylvania,
Health Center Revenue Bonds, Landis Homes Retirement
Community Project, Refunding Series 2021:
$ 875 4.000%, 7/01/51 7/26 at 103.00 N/R $ 748,746
1,400 4.000%, 7/01/56 7/26 at 103.00 N/R 1,173,970
Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living,
Inc., Series 2019:
1,845 5.000%, 11/01/44 11/26 at 103.00 BB+ 1,808,358
1,000 5.000%, 11/01/49 11/26 at 103.00 BB+ 963,830
Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds,
Redstone Presbyterian SeniorCare Obligated Group,
Refunding Bonds, Series 2021:
2,215 4.000%, 5/15/41 5/28 at 103.00 N/R 1,975,691
2,785 4.000%, 5/15/47 5/28 at 103.00 N/R 2,355,191
39,755 Total Long-Term Care 37,960,800
Tax Obligation/General - 20.9% (12.9% of Total Investments)
840 Adams County, Pennsylvania, General Obligation Bonds, Series 2017B,
2.500%, 11/15/29
11/25 at 100.00 Aa2 840,714
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2014C-74:
1,750 5.000%, 12/01/32 12/24 at 100.00 AA- 1,873,532
1,285 5.000%, 12/01/34 12/24 at 100.00 AA- 1,374,732
2,440 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-
77, 5.000%, 11/01/43
11/28 at 100.00 AA- 2,737,704
Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2016:
1,500 4.000%, 8/01/31 8/26 at 100.00 Aa2 1,570,230
1,255 4.000%, 8/01/33 8/26 at 100.00 Aa2 1,307,936
1,950 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 AA- 2,047,247
Canon-McMillan School District, Washington County,
Pennsylvania, General Obligation Bonds, Series 2014D:
3,000 5.000%, 12/15/37 12/24 at 100.00 AA 3,178,680
1,075 5.000%, 12/15/38 - BAM Insured 12/24 at 100.00 AA 1,138,210
1,100 5.000%, 12/15/39 12/24 at 100.00 AA 1,164,680
2,900 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 Aaa 3,188,956
7,465 Erie City School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 2000, 0.000%, 9/01/30 - AMBAC Insured
No Opt. Call N/R 5,669,518
Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021:
1,025 3.000%, 10/15/33 - BAM Insured 10/31 at 100.00 AA 1,019,598
425 3.000%, 10/15/35 - BAM Insured 10/31 at 100.00 AA 420,028
3,000 Hempfield Area School District, Westmoreland County, Pennsylvania,
General Obligation Bonds, Series 2022A, 5.000%, 3/15/48 - AGM
Insured
3/32 at 100.00 N/R 3,389,700
6,225 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 AA 6,484,645
North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2015:
5,000 5.000%, 5/01/31 5/25 at 100.00 AA 5,386,850
4,000 5.000%, 5/01/32 5/25 at 100.00 AA 4,304,800
2,875 5.000%, 5/01/33 5/25 at 100.00 AA 3,093,241
Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A:
1,000 4.000%, 3/01/35 9/27 at 100.00 AA 1,039,470
1,000 4.000%, 3/01/36 9/27 at 100.00 AA 1,032,250

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Pennsbury School District, Bucks County, Pennsylvania,
General Obligation Bonds, Series 2016A:
$ 1,000 5.000%, 10/01/33 4/25 at 100.00 Aa3 $ 1,072,350
1,860 5.000%, 10/01/34 4/25 at 100.00 Aa3 1,995,110
2,045 5.000%, 10/01/35 4/25 at 100.00 Aa3 2,190,645
2,620 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C, 5.500%, 1/01/30 - AGM Insured
1/24 at 100.00 AA 2,754,747
3,925 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call A+ 4,649,516
5,820 Philadelphia, Pennsylvania, General Obligation Bonds, Series 2021A,
4.000%, 5/01/42
5/31 at 100.00 N/R 5,872,671
745 Pittsburgh School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2014A, 5.000%, 9/01/25 - BAM Insured
9/22 at 100.00 AA 751,660
2,875 Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2022, 5.000%,
9/01/39
9/30 at 100.00 N/R 3,274,596
11,440 Reading School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2003B, 0.000%, 1/15/32 - NPFG Insured
No Opt. Call Baa2 8,073,780
Scranton, Lackawanna County, Pennsylvania, General
Obligation Notes, Series 2016:
240 5.000%, 11/15/26 5/24 at 100.00 BB+ 245,834
2,925 5.000%, 11/15/32 5/24 at 100.00 BB+ 2,977,504
21,000 State Public School Building Authority, Pennsylvania, Lease Revenue
Bonds, Philadelphia School District, Series 2003, 5.500%, 6/01/28 - AGM
Insured, (UB) (4)
No Opt. Call AA 24,316,950
170 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 BB+ 163,200
107,775 Total Tax Obligation/General 110,601,284
Tax Obligation/Limited - 9.4% (5.8% of Total Investments)
847 Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue
Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (5)
7/22 at 100.00 N/R 762,218
195 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 214,471
155 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 165,422
1,115 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 1,169,323
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
1,135 5.000%, 6/01/33 6/28 at 100.00 A1 1,250,168
2,765 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 AA 2,834,954
7,215 4.000%, 6/01/39 - AGM Insured, (UB) (4) 6/28 at 100.00 AA 7,397,540
1,507 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 1,489,097
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
2,650 4.750%, 12/01/37 12/26 at 100.00 AA- 2,801,659
4,000 4.900%, 12/01/44 12/26 at 100.00 AA- 4,218,040
2,770 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A+ 2,965,396
5,530 Philadelphia Authority for Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/30
12/25 at 100.00 A 5,938,556

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 3,820 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series
2012, 5.000%, 2/01/26 - AGM Insured
8/22 at 100.00 AA $ 3,843,875
4,225 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.500%, 7/01/29 - AMBAC Insured
No Opt. Call N/R 4,393,958
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,296 4.750%, 7/01/53 7/28 at 100.00 N/R 2,310,006
549 5.000%, 7/01/58 7/28 at 100.00 N/R 559,546
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
3,017 4.329%, 7/01/40 7/28 at 100.00 N/R 3,020,741
570 4.329%, 7/01/40 7/28 at 100.00 N/R 570,707
3,302 4.784%, 7/01/58 7/28 at 100.00 N/R 3,328,020
825 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 BB 841,046
48,488 Total Tax Obligation/Limited 50,074,743
Transportation - 10.8% (6.6% of Total Investments)
2,250 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/39
1/29 at 100.00 A+ 2,448,405
Delaware River Port Authority, Pennsylvania and New Jersey,
Revenue Refunding Bonds, Port District Project, Series
2012:
2,425 5.000%, 1/01/23 No Opt. Call A 2,471,124
2,310 5.000%, 1/01/24 1/23 at 100.00 A 2,354,352
610 5.000%, 1/01/25 1/23 at 100.00 A 621,126
4,000 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 AA 4,144,680
12,170 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A 14,295,977
820 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/39
6/26 at 100.00 A3 869,963
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/44
12/24 at 100.00 A+ 3,114,210
10,470 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45, (UB) (4)
12/25 at 100.00 A1 11,012,660
2,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA 2,285,160
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
1,435 5.000%, 6/01/31 6/27 at 100.00 A3 1,562,787
1,430 5.000%, 6/01/33 6/27 at 100.00 A3 1,552,751
1,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A3 1,461,315
1,235 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A 1,199,914
585 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 AA 573,745
1,500 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 A2 1,582,815
1,725 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 A2 1,789,756

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Pittsburgh and Allegheny County Sports and Exhibition
Authority, Pennsylvania, Parking Revenue Bonds, Series
2017:
$ 1,000 5.000%, 12/15/30 12/27 at 100.00 A $ 1,131,830
500 5.000%, 12/15/33 12/27 at 100.00 A 562,940
550 5.000%, 12/15/34 12/27 at 100.00 A 618,783
1,000 5.000%, 12/15/36 12/27 at 100.00 A 1,122,500
250 5.000%, 12/15/37 12/27 at 100.00 A 280,502
52,765 Total Transportation 57,057,295
U.S. Guaranteed - 17.7% (10.9% of Total Investments) (6)
940 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Duquesne University, Series 2013A, 3.500%, 3/01/34,
(Pre-refunded 3/01/23)
3/23 at 100.00 A 953,320
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2013C-72:
2,780 5.250%, 12/01/32, (Pre-refunded 12/01/23) 12/23 at 100.00 AA- 2,924,727
2,000 5.250%, 12/01/33, (Pre-refunded 12/01/23) 12/23 at 100.00 AA- 2,104,120
5,100 Allegheny County, Pennsylvania, General Obligation Bonds, Series
C69-C70 of 2012, 5.000%, 12/01/37, (Pre-refunded 12/01/22)
12/22 at 100.00 AA- 5,192,871
3,000 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2013, 5.250%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 A2 3,106,440
Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project,
Series 2016A:
805 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 AA- 883,077
2,985 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 AA- 3,274,515
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
2,170 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 2,272,793
625 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 654,606
2,330 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 2,498,599
560 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 600,522
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
610 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 N/R 631,423
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
135 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R 155,492
1,235 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 1,310,446
1,900 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2015, 5.000%, 7/01/47, (Pre-refunded 7/01/25)
7/25 at 100.00 N/R 2,063,172
6,680 Gateway School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2012, 4.000%, 10/15/32, (Pre-
refunded 10/15/22)
10/22 at 100.00 A1 6,747,000
Lancaster Industrial Development Authority, Pennsylvania,
Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000 5.375%, 5/01/28, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R 1,034,390
1,665 5.750%, 5/01/35, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R 1,727,904
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
6,685 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 7,020,721
4,600 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2012, 4.000%, 11/01/32, (Pre-refunded
11/01/22)
11/22 at 100.00 A- 4,650,738

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
$ 9,000 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 Ba1 $ 9,681,930
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, Foundation for Student Housing at
Indiana University, Project Series 2012A:
1,000 5.000%, 7/01/27, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 1,003,110
750 5.000%, 7/01/32, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 752,333
1,195 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R 1,235,056
420 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Shippensburg University Student Services, Inc. Student Housing Project
at Shippensburg University of Pennsylvania, Series 2012, 5.000%,
10/01/44, (Pre-refunded 10/01/22)
10/22 at 100.00 N/R 425,149
760 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Series 2012, 5.000%, 3/01/42, (Pre-
refunded 9/01/22)
9/22 at 100.00 A 766,870
1,590 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2013A, 5.500%, 7/15/38, (Pre-refunded
7/15/23)
7/23 at 100.00 A- 1,657,114
7,000 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2013B-1, 5.250%,
12/01/43, (Pre-refunded 12/01/23)
12/23 at 100.00 AA- 7,359,100
Pittsburgh, Pennsylvania, General Obligation Bonds,
Series  2012B:
2,590 5.000%, 9/01/25, (Pre-refunded 9/01/22) 9/22 at 100.00 AA- 2,614,398
6,800 5.000%, 9/01/26, (Pre-refunded 9/01/22) 9/22 at 100.00 AA- 6,864,056
1,000 Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012,
4.000%, 11/01/37, (Pre-refunded 11/01/22)
11/22 at 100.00 Aa1 1,011,240
Saint Mary Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Trinity Health Credit Group, Refunding
Series 2019PA:
1,335 5.000%, 12/01/48, (Pre-refunded 12/01/28) 12/28 at 100.00 N/R 1,540,123
3,000 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/44,
(Pre-refunded 6/01/24)
6/24 at 100.00 Aa3 3,182,760
3,470 Washington County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, The Washington Hospital Project, Series 2013A, 5.000%,
7/01/28, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R 3,591,068
1,930 Westmoreland County Municipal Authority, Pennsylvania, Municipal
Service Revenue Bonds, Tender Option Bond Trust 2016-XF1058,
15.821%, 8/15/37, (Pre-refunded 8/15/23), 144A, (IF) (4)
8/23 at 100.00 A+ 2,240,170
89,645 Total U.S. Guaranteed 93,731,353
Utilities - 16.3% (10.1% of Total Investments)
Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015:
3,325 5.000%, 12/01/40 12/25 at 100.00 Aa3 3,545,481
3,320 5.000%, 12/01/45 12/25 at 100.00 Aa3 3,524,246
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds,
FirstEnergy Generation Project, Refunding Series 2006A:
3,000 4.375%, 1/01/35, (Mandatory Put 7/01/22) No Opt. Call N/R 3,000,780
6,500 4.375%, 1/01/35, (Mandatory Put 7/01/22) ,(WI/DD, Settling 7/01/22) No Opt. Call N/R 6,500,000
2,540 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (5)
No Opt. Call N/R 3,175
9,855 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (5)
No Opt. Call N/R 12,319

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NQP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 6,210 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (5)
No Opt. Call N/R $ 7,762
2,000 Bethel Park Municipal Authority, Pennsylvania, Guaranteed Sewer Revenue
Bonds, Series 2020B, 3.000%, 9/01/47
9/30 at 100.00 AA 1,740,460
Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015:
1,110 5.000%, 5/01/40 5/25 at 100.00 Aa3 1,186,801
2,220 4.000%, 5/01/45 5/25 at 100.00 Aa3 2,243,377
Lehigh County Authority, Pennsylvania, Water and
Sewer Revenue Bonds, Allentown Concession, Capital
Appreciation Series 2013B:
7,295 0.000%, 12/01/34 No Opt. Call A 4,612,774
4,420 0.000%, 12/01/35 No Opt. Call A 2,676,929
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
5,815 5.125%, 12/01/47 12/23 at 100.00 A 6,067,371
295 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 289,071
3,475 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 A- 3,217,885
3,400 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 A- 3,162,816
2,025 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 0.000%, 12/01/38 (5)
9/25 at 100.00 Caa1 1,347,010
10,500 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 A+ 9,713,865
3,165 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 AA 3,508,592
5,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A 5,419,050
2,735 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/29
8/25 at 100.00 A 2,926,997
Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2018A:
5,000 5.000%, 10/01/48, (UB) (4) 10/28 at 100.00 A+ 5,525,150
7,000 5.000%, 10/01/53, (UB) (4) 10/28 at 100.00 A+ 7,734,790
1,155 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2019B, 5.000%, 11/01/54
11/29 at 100.00 A+ 1,274,635
5,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2013B, 5.250%, 9/01/40
9/23 at 100.00 A 5,207,800
Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Refunding Series 2020:
1,000 4.000%, 8/15/24 - AGM Insured No Opt. Call AA 1,039,980
1,000 2.450%, 8/15/37 - AGM Insured 8/28 at 100.00 AA 856,130
108,360 Total Utilities 86,345,246
$ 838,682 Total Municipal Bonds (cost $831,738,055) 814,371,024
Shares Description (1) Value
COMMON STOCKS - 7.4%  (4.6% of Total Investments)
Independent Power And Renewable Electricity Producers - 7.4% (4.6% of Total
Investments)
601,606 Energy Harbor Corp (7),(8),(9) 39,375,113
Total Common Stocks (cost $16,839,773) 39,375,113
Total Long-Term Investments (cost $848,577,828) 853,746,137

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.9%(0.6% of Total Investments)
MUNICIPAL BONDS - 0.9%  (0.6% of Total Investments)
Education and Civic Organizations - 0.9% (0.6% of Total Investments)
$ 5,000 Northampton County General Purpose Authority, Pennsylvania, Higher
Education Revenue Bonds, Lehigh University, Series 2000B, 0.750%,
12/01/30, (Mandatory Put 6/07/22) (10)
6/22 at 100.00 AA- $ 5,000,000
$ 5,000 Total Short-Term Investments (cost $5,000,000) 5,000,000
Total Investments (cost $853,577,828) - 162.0% 858,746,137
Floating Rate Obligations - (21.2)%   (112,455,000)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (40.9)% (11) (216,794,210)
Other Assets Less Liabilities - 0.1% 543,940
Net Assets Applicable to Common Shares - 100% $ 530,040,867
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 814,371,024 $ – $ 814,371,024
Common Stocks – 39,375,113 – 39,375,113
Short-Term Investments:
Municipal Bonds – 5,000,000 – 5,000,000
Total
$ – $ 858,746,137 $ – $ 858,746,137
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NQP
(8) Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A,
4.375%, 1/01/35; and Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(11) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 25.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.